Financial instruments and risk management - Contractual maturities of these financial liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Financial instruments and risk management
Accounts payable and accrued liabilities	$ 283,428	$ 1,445,213
Lease liability	11,510	77,599
Total	294,938	1,522,812
Not later than three months
Financial instruments and risk management
Accounts payable and accrued liabilities	283,428	1,445,213
Lease liability	11,510	16,064
Total	$ 294,938	1,461,277
Later than three months and not later than one year
Financial instruments and risk management
Lease liability		50,026
Total		50,026
Later than one year and not later than three years
Financial instruments and risk management
Lease liability		11,509
Total		$ 11,509